Capital - Disclosure of Cash Flow Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Cash flow from operating activities	$ 646	$ 796
Increase (decrease) in cash flow from operating activities	(150)
Change in non-cash working capital	(3)	(38)
Increase (decrease) in change in non-cash working capital	35
Cash flow from operations before changes in working capital	643	758
Increase (decrease) in cash flow from operations before changes in working capital	(115)
Distributions paid to subsidiaries' non-controlling interests (Note 12)	(11)	(40)
Increase (decrease) in dividends paid to non controlling interests	29
Property, plant and equipment expenditures	(249)	(311)
Increase (decrease) in property, plant and equipment expenditure	62
Net inflows (outflows) of cash	257	284
Increase (decrease) in net inflows (outflows) of cash	(27)
Committed syndicated bank facility | Committed credit facilities
Disclosure of classes of share capital [line items]
Undrawn borrowing capacity	1,500	1,500
Common shares
Disclosure of classes of share capital [line items]
Dividends paid	(74)	(71)
Increase (decrease) in dividends paid	(3)
Preferred shares
Disclosure of classes of share capital [line items]
Dividends paid	(52)	$ (52)
Increase (decrease) in dividends paid	$ 0